Derivative Liabilities (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Derivative Liabilities
Derivative liability	$ 2,222,310	$ 2,217,361	$ 5,597,095
Loss from changes in derivative liability	$ 65,073	1,087,485	$ 1,442,295
Derivative, Gain on Derivative		$ 3,992,108